Net Loss Per Share (Tables)	12 Months Ended
Mar. 31, 2023
Net Loss Per Share [Abstract]
Schedule of basic and diluted earnings per share
	For the Years Ended March 31,
	2023	2022	2021
Net loss attributable to controlling interest	$(21,138,525)	$(3,192,119)	$(8,119,862)
Weighted average shares used in basic computation	10,196,552	3,479,316	3,398,397
Diluted effect of stock options and warrants
Weighted average shares used in diluted computation	10,196,552	3,479,316	3,398,397
Loss per share – Basic:
Net loss before noncontrolling interest	$(2.07)	$(0.92)	$(2.39)
Add: Net loss attributable to noncontrolling interest	$-	$-	$-
Net loss attributable to controlling interest	$(2.07)	$(0.92)	$(2.39)
Loss per share – Diluted:
Net income before noncontrolling interest	$(2.07)	$(2.39)	$(2.16)
Add: Net loss attributable to noncontrolling interest	$-	$-	$-
Net loss attributable to controlling interest	$(2.07)	$(2.39)	$(2.16)